Borrowings - Securities sold under agreements to repurchase (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Balance outstanding at year end	$ 26,781	$ 18,106
Average daily balance during the year	$ 25,049	$ 22,581
Average interest rate during the year	4.17%	1.02%
Maximum month-end balance during the year	$ 30,509	$ 28,114
Weighted-average interest rate at year end	4.589%	3.04%